Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2019
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Commitments and Contingent Liabilities

(28) Commitments and Contingent Liabilities

(a) Commitments

1) Purchase commitments

Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Commitments for purchases of property, plant and equipment and other commitments	¥71,188	¥99,379

2) Non-cancellable lease commitments

Honda is the lessee under several operating leases, primarily for office and other facilities, and certain office equipment.

Future minimum lease payments under non-cancelable operating leases that have initial or remaining lease terms in excess of one year as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Within 1 year	¥17,126	¥23,733
Between 1 and 5 years	35,577	47,556
Later than 5 years	22,784	44,345

Total	¥75,487	¥115,634

Lease payments under operating leases recognized as expenses for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Lease payments under operating leases recognized as expenses	¥32,030	¥35,180	¥41,529

(b) Claims and Lawsuits

Honda is subject to potential liability under various lawsuits and claims. Honda recognizes a provision for loss contingencies when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Honda reviews these pending lawsuits and claims periodically and adjusts the amounts recognized for these contingent liabilities, if necessary, by considering the nature of lawsuits and claims, the progress of the case and the opinions of legal counsel.

With respect to product liability, personal injury claims or lawsuits, Honda believes that any judgment that may be recovered by any plaintiff for general and special damages and court costs will be adequately covered by Honda’s insurance and provision. Punitive damages are claimed in certain of these lawsuits.

After consultation with legal counsel, and taking into account all known factors pertaining to existing lawsuits and claims, Honda believes that the ultimate outcome of such lawsuits and pending claims should not result in liability to Honda that would be likely to have an adverse material effect on its consolidated financial position or results of operations.

Loss related to airbag inflators

Honda has been conducting market-based measures in relation to airbag inflators. Honda recognizes a provision for specific warranty costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. There is a possibility that Honda will need to recognize additional provisions when new evidence related to the product recalls arise, however, it is not possible for Honda to reasonably estimate the amount and timing of potential future losses as of the date of this report.

In the United States and Canada, various class action lawsuits and civil lawsuits related to the above mentioned market-based measures were filed against Honda. The plaintiffs claimed for properly functioning airbag inflators, compensation of economic losses including incurred costs and the decline in the value of vehicles, as well as punitive damages.

Most of the class action lawsuits in the United States were transferred to the United States District Court for the Southern District of Florida and consolidated into a multidistrict class action litigation. For the year ended March 31, 2018, Honda has reached a settlement with the plaintiffs of the multidistrict class action litigation in the United States. Honda recognized the settlement of ¥53,739 million as selling, general and administrative expenses, which includes funds contributed to enhance airbag inflator recall activities. The final approval of the settlement from court was completed as July 31, 2018 (U.S. local time).

For the class action lawsuits and civil lawsuits other than the above, Honda did not recognize a provision for loss contingencies because the conditions for a provision have not been met as of the date of this report. Therefore, it is not possible for Honda to reasonably estimate the amount and timing of potential future losses as of the date of this report because there are some uncertainties, such as the period when these lawsuits will be concluded.